GAM AVALON MULTI-EUROPE, L.P.

                              FINANCIAL STATEMENTS
                                   (UNAUDITED)

                     FOR THE PERIOD ENDED SEPTEMBER 30, 2001

                          GAM AVALON MULTI-EUROPE, L.P.

                              FINANCIAL STATEMENTS
                                   (UNAUDITED)

                     FOR THE PERIOD ENDED SEPTEMBER 30, 2001




                                    CONTENTS


Fund Commentary..........................................................   1

Schedule of Investments..................................................   2

Statement of Financial Condition.........................................   3

Statement of Operations..................................................   4

Statement of Changes in Partners' Capital................................   5

Statement of Cash Flows..................................................   6

Notes to Financial Statements............................................   7

GAM AVALON MULTI-EUROPE, L.P.                                   PERIOD ENDING
FUND COMMENTARY                                               SEPTEMBER 30, 2001


FUND MANAGEMENT: David Smith (12 years investment experience) is Chief Investment Director of GAM's Multi-Manager Group. Prior to joining GAM in 1998 he was head of Investment Research and Management at Buck Consultants. He joined Buck in 1992 from the actuarial investment consultancy division of Mercer Fraser. Mr Smith received a BA in Economics from Leicester Polytechnic.


FUND MANAGER'S COMMENTARY: The period since inception has been characterized by high volatility in world financial markets. The Fund ended the period with a fall of approximately 3%. This is satisfactory in light of the European equity markets falling as much as 18% intra-month and closing September down 10%, one of the worst months since August 1998.

The tragic events of September 11th saw the broader European market fall 21% intra-month before a 12.5% rally was witnessed in the final week. European bourses remained open for trading during the crisis, which meant that activity was heightened as US investors attempted to hedge or lay off risk. Airlines, hotels and insurance were among the worst hit sectors over this period. This compounded an already difficult period in which alternative carriers and telecoms equipment manufacturers suffered most with companies such as UPC, Colt and KPN falling as much as 70%, 58% and 45% respectively, raising the specter of the companies defaulting on their debt and even filing for bankruptcy. The managers remain skeptical for any earnings recovery and suspect that we will not see any economic growth recovery until at best end Q1 2002. However, from these levels they do not discount that we could experience sharp rallies. The key between now and a more predictable market for these managers is not to lose money.

At the Fund level, the majority of the hedge managers further reduced their exposures during the month, bringing them to near historic lows as a combination of zero earnings visibility, high volatility and thin liquidity conspired to make markets treacherous. The majority of managers have brought their net exposures down to single digits and are waiting for markets to start behaving more rationally before they re-engage. They maintained low net and gross exposures going into September, which helped them avoid the worst of the losses. Most were quick to collapse balance sheets further once the full impact of the events became apparent further mitigating their performance. The correlation for GAM Avalon Multi-Europe L.P. to the equity markets remains low, which is a credit to the underlying managers who have managed the risk in the portfolios

FUND FACTS
-----------
                                                         MSCI
                                 Closing     Fund       Europe
            Month                  NAV      Return     Return
----------------------------------------------------------------
         April 2001              100.00
           May 2001               99.23      -0.77%      -5.29%
          June 2001               99.73       0.50%      -3.80%
          July 2001               99.11      -0.62%       0.37%
        August 2001               98.44      -0.68%      -2.16%
     September 2001               97.26      -1.20%      -9.98%

              YEAR TO DATE TOTAL RETURN      -2.74%     -19.46%


Past performance does not guarantee future results.


The MSCI Europe Index is a market value weighted, unmanaged index of the weighted share prices of companies listed on the stock exchanges of Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. The combined market capitalization of these companies represents approximately 60% of the aggregate market value of the stock exchanges of the above 15 countries. The percent change in the value of the index includes dividends reinvested.

GAM AVALON MULTI-EUROPE, L.P.
SCHEDULE OF INVESTMENTS
AS AT SEPTEMBER 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     % OF
FUND NAME                             COST        FAIR VALUE     NET ASSETS
---------                             ----        ----------     ----------

Thames River Kingsway Fund         $1,045,000     $1,028,291      24.80%
Sierra Europe LP                      765,000        756,915      18.26%
Maga Fund Ltd.                        770,000        802,320      19.35%
Incremental Fund LP                   750,000        735,328      17.74%
Crescendo European Fund, Ltd.         775,000        805,380      19.42%
                                   -----------    -----------     -------
TOTAL                              $4,105,000     $4,128,234      99.57%
                                   ===========    ===========     =======

Net unrealized appreciation on investments was $23,234, consisting of $62,700 of gross unrealized appreciation and $39,466 of gross unrealized depreciation.





The accompanying notes are an integral part of these financial statements.

GAM AVALON MULTI-EUROPE, L.P.

STATEMENT OF FINANCIAL CONDITION  (UNAUDITED)
--------------------------------------------------------------------------------

                                                            SEPTEMBER 30, 2001
Assets

Investments in investment funds, at fair value                  $ 4,128,234
Investments paid in advance                                         225,000
Cash and cash equivalents                                           168,147
Other assets                                                          1,094
                                                                -----------

       TOTAL ASSETS                                               4,522,475
                                                                -----------

LIABILITIES

Subscriptions received in advance                                   300,000
Accrued expenses                                                     69,464
Management fees payable                                               6,884
                                                                -----------

       TOTAL LIABILITIES                                            376,348
                                                                -----------

             NET ASSETS                                         $ 4,146,127
                                                                ===========

PARTNERS' CAPITAL

Represented by:
Capital contributions                                           $ 4,255,080
Accumulated net investment loss                                    (132,187
Net unrealized appreciation                                          23,234
                                                                -----------

       PARTNERS' CAPITAL                                        $ 4,146,127
                                                                ===========


       Net asset value per outstanding unit of partnership
          interest ($4,146,127 / 42,631 units outstanding)      $     97.26
                                                                ===========

The accompanying notes are an integral part of these financial statements.

GAM AVALON MULTI-EUROPE, L.P.

STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                         PERIOD FROM MAY 1, 2001
                                                    (COMMENCEMENT OF OPERATIONS)
                                                           TO SEPTEMBER 30, 2001

INVESTMENT INCOME
    Interest                                                     $    2,378
                                                                 ----------

EXPENSES
    Syndication expense                                              36,745
    Management fees                                                  29,327
    Organizational expense                                           23,662
    Administrative and accounting fees                               10,346
    Audit fees                                                       10,000
    Printing fees                                                     8,000
    Tax fees                                                          6,857
    Director fees                                                     6,000
    Other fees                                                        3,628
                                                                 ----------

          TOTAL EXPENSES                                            134,565
                                                                 ----------

          NET INVESTMENT LOSS                                      (132,187)
                                                                 ----------


          NET UNREALIZED APPRECIATION ON INVESTMENTS                 23,234
                                                                 ----------

          DECREASE IN PARTNERS' CAPITAL DERIVED
               FROM INVESTMENT ACTIVITIES                        $ (108,953)
                                                                 ==========

The accompanying notes are an integral part of these financial statements.

GAM AVALON MULTI-EUROPE, L.P.

STATEMENT OF CHANGES IN PARTNERS' CAPITAL (UNAUDITED)
--------------------------------------------------------------------------------


                                                         PERIOD FROM MAY 1, 2001
                                                    (COMMENCEMENT OF OPERATIONS)
                                                           TO SEPTEMBER 30, 2001


From investment activities
    Net investment loss                                           $ (132,187)
    Net unrealized appreciation on investments                        23,234
                                                                 -----------
       DECREASE IN PARTNERS' CAPITAL DERIVED
            FROM INVESTMENT ACTIVITIES                              (108,953)
                                                                 -----------

PARTNERS' CAPITAL TRANSACTIONS
    Proceeds from sale of 42,631 units of limited
       partnership interest                                        4,255,080
                                                                 -----------
       INCREASE IN PARTNERS' CAPITAL DERIVED
            FROM CAPITAL TRANSACTIONS                              4,255,080
                                                                 -----------

       PARTNERS' CAPITAL AT BEGINNING OF PERIOD                            0
                                                                 -----------

       PARTNERS' CAPITAL AT END OF PERIOD                        $ 4,146,127
                                                                 ===========



The accompanying notes are an integral part of these financial statements.

GAM AVALON MULTI-EUROPE, L.P.

STATEMENT OF CASH FLOWS (UNAUDITED)
--------------------------------------------------------------------------------


                                                                   PERIOD FROM MAY 1, 2001
                                                              (COMMENCEMENT OF OPERATIONS)
                                                                     TO SEPTEMBER 30, 2001

CASH FLOWS FROM OPERATING ACTIVITIES
    Decrease in partners' capital derived from investment activities          $  (108,953)
    Adjustments to reconcile net decrease in partners' capital derived from investment activities to net cash used in operating activities:
       Purchases in investment funds                                           (4,105,000)
       Appreciation of investment funds                                           (23,234)
       Receivable for investments paid in advance                                (225,000)
       Increase in other assets                                                    (1,094)
       Increase in accrued expenses                                                69,464
       Increase in management fees payable                                          6,884
                                                                              -----------
          NET CASH USED IN OPERATING ACTIVITIES                                (4,386,933)
                                                                              -----------

CASH FLOWS FROM FINANCING ACTIVITIES
       Capital contributions                                                    4,255,080
       Increase in subscriptions received in advance                              300,000
                                                                              -----------
          NET CASH PROVIDED BY FINANCING ACTIVITIES                             4,555,080
                                                                              -----------

          NET INCREASE IN CASH                                                    168,147

             Cash at beginning of period                                                -
                                                                              -----------
             Cash at end of period                                            $   168,147
                                                                              ===========

The accompanying notes are an integral part of these financial statements.

GAM AVALON MULTI-EUROPE, L.P.
NOTES TO FINANCIAL STATEMENTS
AS AT SEPTEMBER 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

     1.  ORGANIZATION

         GAM Avalon Multi-Europe, L.P. (the "Fund") was organized as a limited partnership under the laws of Delaware on August 22, 2000. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to achieve long-term capital appreciation with diversification of risk from investments in primarily European financial markets. The Fund will use Portfolio Managers using a wide range of investment styles that may include investments in stocks, bonds, options, futures and other financial derivatives. The Fund will not emphasize any particular countries or markets in Europe, and will allocate its assets both to Portfolio
         Managers based in Europe that invest in securities and financial markets both within and outside of Europe, and to portfolio managers based outside Europe that invest primarily in European markets.

         The Fund's Board of Directors (the "Directors") has overall responsibility to manage the Fund, including authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have delegated Global Asset Management (USA) Inc, a Delaware corporation and General Partner of the Fund (the "GP"), to provide investment advice regarding the selection of the investment funds and the responsibility of the day-to-day management of the Fund.

         The GP, owning 250 units, is an indirect wholly-owned subsidiary of Global Asset Management Limited, which is a wholly-owned subsidiary of UBS AG, and is registered as an investment advisor under the Investment Advisors Act of 1940, as amended.

         GAM International Management Limited, a limited company organized under the laws of the United Kingdom, serves as an investment consultant to the Fund.

         GAM Services Inc. (the "Selling Agent"), a wholly-owned subsidiary of the GP, acts as the Selling Agent for the Fund. The Selling Agent may appoint additional placement agents ("Placement agent") to assist in the placement of units.

         Initial and additional applications for interests by eligible investors may be accepted at such times as the GP may determine. The Fund reserves the right to reject any application for interests in the Fund.

         The Directors of the Fund, from time to time and in their complete and exclusive discretion, may determine to repurchase units from Partners, including the GP, pursuant to written tenders by Partners on such terms and conditions as the Directors may determine. The GP expects that generally, beginning in December 2001, it will recommend to the Directors that each of the Funds offer to repurchase units from Partners two times each year, in June and December. No person may become a substituted Limited Partner without the written consent of the GP, which consent may be withheld for any reason in the GP's sole and absolute discretion. Units may be transferred only (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Limited Partner or (ii) with the written consent of the GP.

GAM AVALON MULTI-EUROPE, L.P.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
AS AT SEPTEMBER 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES

         a.  PORTFOLIO VALUATION

         The net asset value of the Fund is determined as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

         The Fund's investments in investment funds are subject to the terms and conditions of the respective operating agreement and offering memoranda, as appropriate. The Fund's investments in investment funds are carried at fair value as determined by the Fund's pro-rata interest in the net assets of each investment fund. As the valuations of the investment funds rely on the fair values, provided by the investment funds, there is an inherent uncertainty of such valuations. The estimated values may differ from the values that would have been used had a ready-market for the investments existed. Financial information supplied by each investment fund is net of management and performance incentive fees or allocations payable to the investment funds' managers as required by the investment funds' agreements.

         Distributions received, whether in the form of cash or securities, are applied as a reduction of the investment's cost when identified by the investment funds as a return of capital.

         b.  INCOME RECOGNITION

         Interest  income is recorded on the accrual  basis.  Realized gains and
         losses  from  Investment  Fund   transactions  are  calculated  on  the
         identified cost basis.

         c.  FUND EXPENSES

         The Fund will bear all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of insurance; registration expenses; certain offering and organization costs; and expenses of meetings of the Directors and Limited Partners; all costs with respect to communications to Limited Partners; and other types of expenses approved by the Directors.

         d.  INCOME TAXES

         No provision for the payment of Federal, state or local income taxes has been provided on the profits of the Fund. Each partner is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

         e.  CASH AND CASH EQUIVALENTS

         The Fund treats all highly liquid financial instruments that mature within three months as cash equivalents. At September 30, 2001, $168,147 in cash and cash equivalents was held at PNC Bank.

GAM AVALON MULTI-EUROPE, L.P.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
AS AT SEPTEMBER 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         f.  USE OF ESTIMATES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the GP to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The GP believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results may differ from these estimates.

     3.  MANAGEMENT FEE, PROFIT ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER

         The GP provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for the services of the GP, the Fund will pay the GP a management fee of 2% per annum of net assets.

         PFPC Trust Inc. (an affiliate of PNC Bank, N.A.) serves as custodian of the Fund's assets and provides custodial services for the Fund. PFPC Inc. (also an affiliate of PNC Bank, N.A.) serves as administrator and accounting agent to the Fund and in that capacity provides certain accounting, record keeping, tax and investor related services. The Fund pays a monthly fee to the custodian and the administrator based primarily upon average net assets, subject to a minimum monthly fee. The Fund will provide for the reimbursement of out of pocket expenses of PFPC Inc.

         The Selling Agent and Placement Agents are entitled to receive a front-end sales charge in an amount up to 5% of the gross investment in the Fund, subject to a minimum charge of 1%. Sales charges may be adjusted or waived at the sole discretion of the Selling Agent or Placement Agent. The sales charge will be added to the subscription amount and will not constitute part of the capital contribution to the Fund or part of the assets of the Fund.

         Each Director, who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $3,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses.

     4.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

         In the normal course of business, the investment funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. The Fund's risk of loss in these investment funds is limited to the value of these investments reported by the Fund.

GAM AVALON MULTI-EUROPE, L.P.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
AS AT SEPTEMBER 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

     5.  FINANCIAL HIGHLIGHTS

                                                                       2001*
                                                                     --------
         Per  unit  operating  performance
         (For  a unit  of  capital  stock
         outstanding throughout the period):
         Net asset value, beginning of period                         $ 100.00
                                                                      --------
         INCOME FROM INVESTMENT OPERATIONS:
         Net investment loss                                             (3.74)
         Net unrealized gain
            on investment transactions                                    1.00
                                                                      --------

         Total from investment operations                                (2.74)
                                                                      --------

         Net asset value, end of period                               $  97.26
                                                                      ========

         TOTAL RETURN**                                                 (2.74%)

         SUPPLEMENTAL DATA:
         Net assets, end of period (000)                              $  4,146
         RATIO TO AVERAGE NET ASSETS:
            Expenses***                                                  9.64%
            Net investment loss***                                      (9.47%)
         Portfolio turnover rate                                            0%

         --------------------------------------
         *    Period from May 1, 2001 (inception) to September 30, 2001
         **   Not annualized for periods less than a year
         ***  Annualized for periods less than one year